Stockholders' Equity	12 Months Ended
Feb. 28, 2017
Equity [Abstract]
STOCKHOLDERS' EQUITY
STOCKHOLDERS’ EQUITY:

Common stock –
We have two classes of common stock with a material number of shares outstanding:  Class A Common Stock and Class B Convertible Common Stock. Class B Convertible Common Stock shares are convertible into shares of Class A Common Stock on a one-to-one basis at any time at the option of the holder. Holders of Class B Convertible Common Stock are entitled to ten votes per share. Holders of Class A Common Stock are entitled to one vote per share and a cash dividend premium. If we pay a cash dividend on Class B Convertible Common Stock, each share of Class A Common Stock will receive an amount at least ten percent greater than the amount of the cash dividend per share paid on Class B Convertible Common Stock. In addition, the Board of Directors may declare and pay a dividend on Class A Common Stock without paying any dividend on Class B Convertible Common Stock. However, our senior credit facility limits the cash dividends that we can pay on our common stock to a fixed amount per quarter but the fixed amount may be exceeded subject to various conditions set forth in the senior credit facility.

In addition, we have a class of common stock with an immaterial number of shares outstanding:  Class 1 Common Stock. Shares of Class 1 Common Stock generally have no voting rights. Class 1 Common Stock shares are convertible into shares of Class A Common Stock on a one-to-one basis at any time at the option of the holder, provided that the holder immediately sells the Class A Common Stock acquired upon conversion. Because shares of Class 1 Common Stock are convertible into shares of Class A Common Stock, for each share of Class 1 Common Stock issued, we must reserve one share of Class A Common Stock for issuance upon the conversion of the share of Class 1 Common Stock. Holders of Class 1 Common Stock do not have any preference as to dividends, but may participate in any dividend if and when declared by the Board of Directors. If we pay a cash dividend on Class 1 Common Stock, each share of Class A Common Stock will receive an amount at least ten percent greater than the amount of cash dividend per share paid on Class 1 Common Stock. In addition, the Board of Directors may declare and pay a dividend on Class A Common Stock without paying a dividend on Class 1 Common Stock. The cash dividends declared and paid on Class B Convertible Common Stock and Class 1 Common Stock must always be the same.

The number of shares of common stock issued and treasury stock, and associated share activity, are as follows:

	Common Stock			Treasury Stock
	Class A	Class B	Class 1	Class A	Class B
Balance at February 28, 2014	248,264,944	28,436,565	—	80,225,575	5,005,800
Conversion of shares	46,957	(46,957)	—	—	—
Exercise of stock options	2,527,458	—	—	—	—
Employee stock purchases	—	—	—	(117,301)	—
Grant of restricted stock awards	—	—	—	(6,424)	—
Vesting of restricted stock units (1)	—	—	—	(140,396)	—
Vesting of performance share units (2)	—	—	—	(288,021)	—
Cancellation of restricted shares	—	—	—	8,426	—
Balance at February 28, 2015	250,839,359	28,389,608	—	79,681,859	5,005,800
Share repurchases	—	—	—	246,143	—
Conversion of shares	31,079	(31,079)	—	—	—
Exercise of stock options	4,687,588	—	2,000	—	—
Employee stock purchases	—	—	—	(89,155)	—
Grant of restricted stock awards	—	—	—	(4,984)	—
Vesting of restricted stock units (1)	—	—	—	(157,052)	—
Vesting of performance share units (2)	—	—	—	(223,044)	—
Cancellation of restricted shares	—	—	—	244	—
Balance at February 29, 2016	255,558,026	28,358,529	2,000	79,454,011	5,005,800
Share repurchases	—	—	—	7,407,051	—
Conversion of shares	2	(2)	—	—	—
Exercise of stock options	1,948,156	—	80	—	—
Employee stock purchases	—	—	—	(77,671)	—
Grant of restricted stock awards	—	—	—	(4,088)	—
Vesting of restricted stock units (1)	—	—	—	(325,773)	—
Vesting of performance share units (2)	—	—	—	(190,559)	—
Balance at February 28, 2017	257,506,184	28,358,527	2,080	86,262,971	5,005,800

(1)
Net of 241,870 shares, 112,851 shares and 101,499 shares withheld for the years ended February 28, 2017, February 29, 2016, and February 28, 2015, respectively, to satisfy tax withholding requirements.

(2)
Net of 168,811 shares, 216,396 shares and 248,499 shares withheld for the years ended February 28, 2017, February 29, 2016, and February 28, 2015, respectively, to satisfy tax withholding requirements.

Stock repurchases –
In April 2012, our Board of Directors authorized the repurchase of up to $1.0 billion of our Class A Common Stock and Class B Convertible Common Stock (the “2013 Authorization”), which was fully utilized during the year ended February 28, 2017. Shares repurchased under the 2013 Authorization have become treasury shares.

Additionally, in November 2016, our Board of Directors authorized the repurchase of up to $1.0 billion of our Class A Common Stock and Class B Convertible Common Stock (the “2017 Authorization”). The Board of Directors did not specify a date upon which this authorization would expire. Shares repurchased under the 2017 Authorization have become treasury shares.

For the year ended February 28, 2017, we repurchased 4,400,504 shares of Class A Common Stock pursuant to the 2013 Authorization at an aggregate cost of $669.6 million and 3,006,547 shares of Class A Common Stock pursuant to the 2017 Authorization at an aggregate cost of $453.1 million through open market transactions.

As of February 28, 2017, total shares repurchased under these authorizations are as follows:

		Class A Common Shares
	Repurchase Authorization	Dollar Value of Shares Repurchased	Number of Shares Repurchased
(in millions, except share data)
2013 Authorization	$1,000.0	$1,000.0	18,670,632
2017 Authorization	$1,000.0	$453.1	3,006,547

Common stock dividends –
In April 2017, our Board of Directors declared a quarterly cash dividend of $0.52 per share of Class A Common Stock, $0.47 per share of Class B Convertible Common Stock and $0.47 per share of Class 1 Common Stock payable in the first quarter of fiscal 2018.